Related Party Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions
Fee income	$ 425	$ 1,191	$ 1
Other income		462
Interest income	79
Dividends received	89	198	198
Royalty expenses	(778)	(682)	(700)
Fee expenses	(41)	(2,198)
Reimbursements of expenses, primarily including employee benefits and lease and office expenses	$ (886)	$ (4,914)	$ (1,007)